7. OFFICE LEASE RIGHT-OF-USE & OFFICE LEASE LIABILITY: Schedule of Minimum lease payments in respect of lease liability (Details) - CAD ($)		Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Undiscounted finance lease payments to be received		$ 93,870	$ 0
Effects of discounting		(10,815)	0
Lease liabilities		83,055	0	$ 0
Lease liability-current portion (Note 7)	[1]	(38,738)	0
Lease liability-non current portion (Note 7)	[1]	44,317	0
Not later than one year
Undiscounted finance lease payments to be received		46,620	0
Later than one year and not later than two years
Undiscounted finance lease payments to be received		$ 47,250	$ 0

[1]	Note 7Note 7Note 7